Taxation - Schedule of Reconciliation Between the Group’s Actual Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Between the Group’s Actual Provision for Income Taxes [Abstract]
Loss before income taxes	$ (22,848,437)	$ (8,071,412)	$ (4,774,087)
Income tax expenses computed at statutory EIT (“Effective Income Tax”) rate	(3,884,236)	(1,372,140)	(811,595)
Impact of different tax rates in other jurisdictions	(38,493)
Non-deductible expenses	1,200,116	95,988	135,945
Under provision in respect of prior years- Deferred tax		(103,083)
Change in valuation allowance	2,633,680	1,430,665	675,650
Income tax (benefits)/ expenses	$ (88,933)	$ 51,430
Effective tax rates	0.40%	(0.60%)